Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred Revenue

	Years ended
	December 31, 2018 $	December 31, 2017 $
Balance, beginning of the year	32,046	21,086
Deferral of revenue	37,563	29,111
Recognition of deferred revenue	(28,548)	(18,151)
Balance, end of the year	41,061	32,046

	December 31, 2018 $	December 31, 2017 $
Current portion	39,180	30,694
Long term portion	1,881	1,352
	41,061	32,046